T. ROWE PRICE DIVIDEND GROWTH ETF

March 31, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 97.0%
COMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
T-Mobile US	16,939	2,765
Total Communication Services		2,765
CONSUMER DISCRETIONARY 7.0%
Hotels Restaurants & Leisure 3.5%
Hilton Worldwide Holdings	25,296	5,396
Las Vegas Sands	30,535	1,579
Marriott International, Class A	4,840	1,221
McDonald's	13,602	3,835
Yum! Brands	16,542	2,293
		14,324
Specialty Retail 3.1%
Home Depot	13,850	5,313
Ross Stores	36,810	5,402
Tractor Supply	7,113	1,862
		12,577
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Class B	17,569	1,651
		1,651
Total Consumer Discretionary		28,552
CONSUMER STAPLES 8.8%
Beverages 2.4%
Coca-Cola	72,590	4,441
Constellation Brands, Class A	7,222	1,962
PepsiCo	19,083	3,340
		9,743
Consumer Staples Distribution & Retail 2.8%
Costco Wholesale	3,034	2,223
Dollar General	14,780	2,306
Target	14,106	2,500
Walmart	71,913	4,327
		11,356
Food Products 1.1%
Mondelez International, Class A	64,596	4,522
		4,522

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Household Products 1.2%
Colgate-Palmolive	52,200	4,701
		4,701
Personal Care Products 0.6%
Kenvue	114,824	2,464
		2,464
Tobacco 0.7%
Philip Morris International	31,172	2,856
		2,856
Total Consumer Staples		35,642
ENERGY 4.8%
Energy Equipment & Services 1.1%
Schlumberger	80,842	4,431
		4,431
Oil, Gas & Consumable Fuels 3.7%
ConocoPhillips	22,200	2,826
EOG Resources	23,568	3,013
EQT	65,714	2,436
Exxon Mobil	46,817	5,442
TotalEnergies, ADR (1)	984	68
Williams	34,392	1,340
		15,125
Total Energy		19,556
FINANCIALS 16.1%
Banks 4.0%
Bank of America	125,402	4,755
JPMorgan Chase	41,536	8,320
Wells Fargo	54,312	3,148
		16,223
Capital Markets 3.1%
Charles Schwab	62,249	4,503
Goldman Sachs Group	4,798	2,004
Morgan Stanley	41,096	3,869
S&P Global	4,726	2,011
		12,387
Consumer Finance 1.1%
American Express	19,691	4,483
		4,483

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Financial Services 2.2%
Visa, Class A	32,434	9,052
		9,052
Insurance 5.7%
Aon, Class A	4,550	1,518
Chubb	30,934	8,016
Hartford Financial Services Group	28,674	2,955
Marsh & McLennan	32,678	6,731
Progressive	18,018	3,727
		22,947
Total Financials		65,092
HEALTH CARE 16.3%
Biotechnology 1.0%
AbbVie	21,253	3,870
		3,870
Health Care Equipment & Supplies 2.9%
Becton Dickinson	16,665	4,124
GE HealthCare Technologies	25,961	2,360
Medtronic	8,919	777
Stryker	12,995	4,651
		11,912
Health Care Providers & Services 4.7%
Cigna	6,686	2,428
Elevance Health	6,637	3,442
McKesson	12,056	6,472
UnitedHealth Group	13,697	6,776
		19,118
Life Sciences Tools & Services 3.5%
Agilent Technologies	23,511	3,421
Danaher	17,311	4,323
Thermo Fisher Scientific	10,959	6,369
		14,113
Pharmaceuticals 4.2%
AstraZeneca, ADR	63,945	4,332
Eli Lilly	9,619	7,483
Johnson & Johnson	12,836	2,031
Zoetis	18,668	3,159
		17,005
Total Health Care		66,018

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 16.2%
Aerospace & Defense 2.0%
Howmet Aerospace	60,995	4,174
Northrop Grumman	7,925	3,793
		7,967
Building Products 0.7%
Trane Technologies	9,242	2,774
		2,774
Commercial Services & Supplies 1.2%
Veralto	1,458	129
Waste Connections	26,483	4,556
		4,685
Electrical Equipment 0.4%
Rockwell Automation	5,300	1,544
		1,544
Ground Transportation 2.7%
CSX	59,625	2,210
JB Hunt Transport Services	8,933	1,780
Old Dominion Freight Line	13,324	2,922
Union Pacific	16,462	4,049
		10,961
Industrial Conglomerates 4.9%
General Electric	50,135	8,800
Honeywell International	25,159	5,164
Roper Technologies	10,803	6,059
		20,023
Machinery 2.2%
Cummins	6,292	1,854
Illinois Tool Works	6,451	1,731
Otis Worldwide	20,365	2,022
Stanley Black & Decker	21,406	2,096
Toro	14,500	1,329
		9,032
Professional Services 2.1%
Automatic Data Processing	8,804	2,199
Broadridge Financial Solutions	22,670	4,644
Equifax	6,248	1,671
		8,514
Total Industrials & Business Services		65,500

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 19.2%
Electronic Equipment, Instruments & Components 2.1%
Amphenol, Class A	43,543	5,022
TE Connectivity	23,181	3,367
		8,389
IT Services 1.8%
Accenture, Class A	21,011	7,283
		7,283
Semiconductors & Semiconductor Equipment 5.0%
Analog Devices	13,600	2,690
Applied Materials	24,435	5,039
KLA	7,930	5,539
Microchip Technology	32,616	2,926
QUALCOMM	11,706	1,982
Texas Instruments	11,140	1,941
		20,117
Software 6.7%
Microsoft	64,936	27,320
		27,320
Technology Hardware, Storage & Peripherals 3.6%
Apple	84,884	14,556
		14,556
Total Information Technology		77,665
MATERIALS 3.6%
Chemicals 2.5%
Air Products & Chemicals	563	136
Linde	11,822	5,489
Nutrien	1,834	100
RPM International	10,133	1,205
Sherwin-Williams	9,379	3,258
		10,188
Containers & Packaging 1.1%
Avery Dennison	15,178	3,388
Ball	18,585	1,252
		4,640
Total Materials		14,828
REAL ESTATE 2.1%
Industrial REITs 0.4%
Rexford Industrial Realty, REIT	30,140	1,516
		1,516

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Residential REITs 0.9%
Equity Residential, REIT	59,805	3,774
		3,774
Specialized REITs 0.8%
American Tower, REIT	16,554	3,271
		3,271
Total Real Estate		8,561
UTILITIES 2.2%
Electric Utilities 0.3%
NextEra Energy	21,981	1,405
		1,405
Gas Utilities 0.5%
Atmos Energy	15,286	1,817
		1,817
Multi-Utilities 1.4%
Ameren	38,342	2,836
CMS Energy	38,561	2,327
WEC Energy Group	7,807	641
		5,804
Total Utilities		9,026
Total Common Stocks (Cost $326,121)		393,205
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
State Street Institutional U.S. Government Money Market Fund, 5.26% (2)	11,149,879	11,150
Total Short-Term Investments (Cost $11,150)		11,150
SECURITIES LENDING COLLATERAL 0.0%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.39% (2)(3)	6,440	6
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		6
Total Securities Lending Collateral (Cost $6)		6
Total Investments in Securities 99.8% of Net Assets (Cost $337,277)		$404,361
Other Assets Less Liabilities 0.2%		824
Net Assets 100.0%		$405,185

‡	Shares are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE DIVIDEND GROWTH ETF

(1)	All or a portion of this security is on loan at March 31, 2024.
(2)	Seven-day yield
(3)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 3/31/24
T. Rowe Price Government Reserve Fund	$737	¤	¤	$6
	Total			$6^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $6.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Dividend Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE DIVIDEND GROWTH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF786-054Q1
03/24